Non-controlling interest (Details) - NIO AI Technology Limited Cayman Islands [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Aug. 31, 2022	Mar. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Equity interest held		96.97%	51.00%
Transactions with non-controlling interests (Note 23)	¥ 184,085